Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 11,276,484	$ 11,276,484
Less: accumulated amortization	(5,553,655)	(5,539,945)
Less: impairment loss	(5,703,539)	(5,703,539)
Total acquired intangible assets, net	19,290	$ 33,000
Trade names [Member]
Schedule of Intangible Assets [Line Items]
Weighted Average Remaining Life		0 years
Intangible assets, gross	784,246	$ 784,246
Regulatory licenses [Member]
Schedule of Intangible Assets [Line Items]
Weighted Average Remaining Life		1 year 6 months
Intangible assets, gross	180,227	$ 180,227
Technology [Member]
Schedule of Intangible Assets [Line Items]
Weighted Average Remaining Life		0 years
Intangible assets, gross	10,300,774	$ 10,300,774
Software [Member]
Schedule of Intangible Assets [Line Items]
Weighted Average Remaining Life		0 years
Intangible assets, gross	$ 11,237	$ 11,237